Note 21 - Subsequent Events (Details Textual) $ / shares in Units, $ in Thousands	Feb. 17, 2021	Feb. 12, 2021	Feb. 05, 2021	Feb. 02, 2021	Jan. 04, 2021 $ / shares	Jan. 27, 2021 USD ($)	Dec. 31, 2020 USD ($)
Line of Credit Facility, Maximum Borrowing Capacity | $							$ 200,000
Subsequent Event [Member] | YM Target [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired				12,690
Subsequent Event [Member] | Aries [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired			6,492
Subsequent Event [Member] | One 2009-built Vessel Acquisition [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Agreed to Acquire		4,578
Subsequent Event [Member] | One 2010-built Vessel Acquisition [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Agreed to Acquire	4,256
Subsequent Event [Member] | Loan Facility Agreement [Member]
Line of Credit Facility, Maximum Borrowing Capacity | $						$ 12,500
Subsequent Event [Member] | Series E Preferred Stock [Member]
Dividends Payable, Date Declared					Jan. 04, 2021
Dividends Payable, Amount Per Share (in dollars per share)					$ 0.554688
Dividends Payable, Date of Record					Jan. 14, 2021
Dividends Payable, Date to be Paid					Jan. 15, 2021
Subsequent Event [Member] | Series B Preferred Stock [Member]
Dividends Payable, Date Declared					Jan. 04, 2021
Dividends Payable, Amount Per Share (in dollars per share)					$ 0.476563
Dividends Payable, Date of Record					Jan. 14, 2021
Dividends Payable, Date to be Paid					Jan. 15, 2021
Subsequent Event [Member] | Series D Preferred Stock [Member]
Dividends Payable, Date Declared					Jan. 04, 2021
Dividends Payable, Amount Per Share (in dollars per share)					$ 0.546875
Dividends Payable, Date of Record					Jan. 14, 2021
Dividends Payable, Date to be Paid					Jan. 15, 2021
Subsequent Event [Member] | Series C Preferred Stock [Member]
Dividends Payable, Date Declared					Jan. 04, 2021
Dividends Payable, Amount Per Share (in dollars per share)					$ 0.53125
Dividends Payable, Date of Record					Jan. 14, 2021
Dividends Payable, Date to be Paid					Jan. 15, 2021
Subsequent Event [Member] | Common Stock [Member]
Dividends Payable, Date Declared					Jan. 04, 2021
Dividends Payable, Amount Per Share (in dollars per share)					$ 0.10
Dividends Payable, Date of Record					Jan. 20, 2021